May 5, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington D.C. 20549


        Re:     Dreyfus Socially Responsible Growth Fund, Inc.
                Registration Statement File No. 33-49014
                CIK No: 890453

Dear Sir/Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Fund's Registration Statement o n Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 22, 1997.

        Please address any comments or questions to the attention of the undersigned at
(212)922-6806.


                                                          Very truly yours,



                                                          Matthew Bromberg